Non-operating income	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Non-operating income

Note 28.      Non-operating income

Non-operating income consisted of the following:

	12 months ended December 31,
USD'000	2024	2023	2022
Foreign exchange gain	358	163	926
Financial income	-	-	9
Interest income	703	88	-
Write-off of indebtedness to related parties	-	2,191	-
Total non-operating income	1,061	2,442	935